SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Millions					6 Months Ended			12 Months Ended
	Feb. 28, 2025 USD ($) $ / shares shares		Feb. 28, 2025 SGD ($)	Dec. 09, 2024 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) $ / shares shares		Aug. 31, 2025 SGD ($)	Feb. 28, 2025 USD ($) $ / shares shares		Feb. 28, 2025 SGD ($)	Feb. 29, 2024 USD ($) $ / shares shares		Feb. 29, 2024 SGD ($)	Nov. 08, 2023 USD ($) $ / shares shares
EquityLineItems [Line Items]
Ordinary shares, shares authorized	1,250,000,000,000	[1],[2]		1,250,000,000,000	1,250,000,000,000	[2]		1,250,000,000,000	[1],[2]		1,250,000,000,000	[1]		500,000,000
Ordinary shares, par value | $ / shares	$ 0.0000004	[1],[2]		$ 0.0000004	$ 0.0000004	[2]		$ 0.0000004	[1],[2]		$ 0.0000004	[1]		$ 0.001
Ordinary shares, forward share split ratio				1 to 2,500
Ordinary shares, shares issued	20,250,000	[1],[2]		20,250,000	20,250,000	[2]		20,250,000	[1],[2]		20,250,000	[1]
Ordinary shares, shares outstanding	20,250,000	[1],[2]		20,250,000	20,250,000	[2]		20,250,000	[1],[2]		20,250,000	[1]
Forward split, description				2,500 ordinary shares for every one share
Share capital | $				$ 500,000										$ 500,000
Ordinary shares, voting rights					Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the shareholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors		Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the shareholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors	Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the shareholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors		Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the shareholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors
Dividends declared | $								$ 900,000			$ 1,100,000
Mr.Ho and Mr.Teo [Member]
EquityLineItems [Line Items]
Dividends declared	$ 900,000		$ 1.3		$ 900,000		$ 1.3	$ 900,000		$ 1.3	$ 1,100,000		$ 1.5

[1]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Notes 1 and 11).
[2]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Note 1 and 10).